Senior Notes Payable - Schedule of senior notes payable (Details) - Senior Notes Payable - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about borrowings [line items]
Balance upon amendment (Note 19)	$ 50,159	$ 0
Assumed on business combination	0	50,138
Interest paid	(5,095)	(1,210)
Interest expense	6,604	1,231
Deconsolidated due to loss of control	(51,668)	0
Ending balance, end of the year	0	50,159
Current portion	0	50,159
Long-term portion	$ 0	$ 0